Notes Payable (Details) - Schedule of long-term notes payable - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 4,498,467	$ 3,306,738	$ 974,562
Less: Unamortized original issue discount	109,408	242,529	17,500
Less: Fair value of warrants	211,576
Current Portion of Notes Payable	3,795,339	2,815,231	552,055
Long-term Portion of Notes Payable	382,144	248,978	405,007
Notes Payable [Member]
Debt Instrument [Line Items]
Total Notes Payable	174,900	207,058	237,039
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Notes Payable	225,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Notes Payable		269,432
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Notes Payable	83,213	158,745
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Notes Payable	59,250	1,294,198
Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Notes Payable	1,128,642	540,000
Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Notes Payable	200,000	400,500
Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Notes Payable	450,000	150,000	150,000
Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Notes Payable	843,750	179,512	208,051
Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Notes Payable	291,917	25,771	$ 31,016
Notes Payable Ten [Member]
Debt Instrument [Line Items]
Total Notes Payable	676,565
Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Total Notes Payable	150,000
Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Total Notes Payable	129,758
Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Total Notes Payable	18,888
Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Total Notes Payable	43,425
Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 23,159
Previously Reported [Member]
Debt Instrument [Line Items]
Total Notes Payable		3,306,738
Less: Unamortized original issue discount		242,529
Less: Fair value of warrants
Current Portion of Notes Payable		2,815,231
Long-term Portion of Notes Payable		248,978
Previously Reported [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Total Notes Payable		207,058
Previously Reported [Member] | Notes Payable One [Member]
Debt Instrument [Line Items]
Total Notes Payable		269,432
Previously Reported [Member] | Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Notes Payable		158,745
Previously Reported [Member] | Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Notes Payable
Previously Reported [Member] | Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Notes Payable
Previously Reported [Member] | Notes Payable Five [Member]
Debt Instrument [Line Items]
Total Notes Payable		1,294,198
Previously Reported [Member] | Notes Payable Six [Member]
Debt Instrument [Line Items]
Total Notes Payable		540,000
Previously Reported [Member] | Notes Payable Seven [Member]
Debt Instrument [Line Items]
Total Notes Payable		400,500
Previously Reported [Member] | Notes Payable Eight [Member]
Debt Instrument [Line Items]
Total Notes Payable
Previously Reported [Member] | Notes Payable Nine [Member]
Debt Instrument [Line Items]
Total Notes Payable
Previously Reported [Member] | Notes Payable Ten [Member]
Debt Instrument [Line Items]
Total Notes Payable
Previously Reported [Member] | Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Total Notes Payable		150,000
Previously Reported [Member] | Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Total Notes Payable		179,512
Previously Reported [Member] | Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Total Notes Payable		25,771
Previously Reported [Member] | Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Total Notes Payable		51,826
Previously Reported [Member] | Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Total Notes Payable		$ 29,696